Cover	12 Months Ended
Nov. 30, 2024
Entity Addresses [Line Items]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2 TO
Entity Registrant Name	Aura FAT Projects Acquisition Corp
Entity Central Index Key	0001901886
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Phillip Street
Entity Address, Address Line Two	#09-00
Entity Address, City or Town	Royal One Phillip
Entity Address, Country	SG
Entity Address, Postal Zip Code	048692
City Area Code	65
Local Phone Number	3135-1511
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Country Region	1
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.